Note 20 - Subsequent Events (Details Textual) - Series E Preferred Stock [Member] - USD ($)			1 Months Ended		3 Months Ended
	Aug. 13, 2018	Mar. 26, 2018	May 31, 2018	Apr. 30, 2018	Jun. 30, 2018
Stock Issued During Period, Shares, New Issues		43,800			8,800
Shares Issued, Price Per Share		$ 25			$ 25
Proceeds from Issuance of Convertible Preferred Stock		$ 1,095,000			$ 220,000
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	1,400		2,400	6,000
Shares Issued, Price Per Share	$ 25		$ 25	$ 25
Proceeds from Issuance of Convertible Preferred Stock	$ 35,000		$ 60,000	$ 150,000